Consolidated principles and methods (Details) € in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€) subsidiary	Jun. 30, 2023
Disclosure of changes in accounting estimates
Number of subsidiaries | subsidiary	4
Closing foreign exchange rate	1.0705	1.0866
Average foreign exchange rate	1.0812	1.0811
1100 study
Disclosure of changes in accounting estimates
Decrease in accruals | €	€ 2.5